Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets
13	Intangible Assets

Intangible assets acquired separately are measured at cost upon initial recognition, less amortization, and eventual impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets mainly consist of software acquired from third parties and software developed for internal use and commercial rights (stores rights of use) and brands.

Intangible assets with definite useful lives are amortized using the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their defined useful life (5 years). The weighted average rate is 20%, and amortization starts when they become operational.

Intangible assets with indefinite useful lives are not amortized but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

Intangible assets other than goodwill with indefinite useful live include tradenames and commercial rights.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

13.1	Breakdown and composition of intangible assets

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	As of 12/31/2022	Additions	Amortizations	Write-off	Transfers	As of 12/31/2023		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	76	30	(43)	(1)	1	63	=	181	(118)
Commercial rights	4,267	192	(7)	-	-	4,452		4,491	(39)
Trade name	39	-	-	-	-	39		39	-
	5,000	222	(50)	(1)	1	5,172		5,582	(410)

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	As of 12/31/2021	Additions	Amortizations	Write-off	Transfers	As of 12/31/2022		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	75	18	(17)	-	-	76	=	151	(75)
Commercial rights (i)	1,136	3,139	(8)	-	-	4,267		4,299	(32)
Trade name	39	-	-	-	-	39		39	-
	1,868	3,157	(25)	-	-	5,000		5,360	(360)

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	As of 12/31/2020	Additions	Amortizations	Write-off	Transfers	As of 12/31/2021		Historical cost	Accumulated amortization
Goodwill	618	-	-	-	-	618		871	(253)
Software	70	21	(14)	(1)	(1)	75	=	133	(58)
Commercial rights (i)	310	833	(7)	-	-	1,136		1,160	(24)
Trade name	39	-	-	-	-	39		39	-
	1,037	854	(21)	(1)	(1)	1,868		2,203	(335)

(i)	In the year ended December 31, 2022, includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 and in the year ended December 31, 2021, includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.3).

13.2	Impairment test of intangible assets with an indefinite useful life, including goodwill

The impairment test of intangible assets uses the same practices described in note 12.1.

As of December 31, 2023, the Company reviewed the plan used to assess impairment for its operations. The recoverable amount is determined by means of a calculation based on value in use, based on cash projections from financial budgets, which were reviewed and approved by senior management for the next five years, considering the assumptions updated for December 31, 2023, as shown below:

Revenues: estimated from 2024 to 2028, considering historical sales growth and inflation projections, excluding stores expansion;

Gross profit: considers the historical level of gross profit expressed as a sales percentage;

Expenses: considers the historical level expressed as a sales percentage and seeking gains of productivity and efficiency;

Working capital: estimating the same level of working capital expressed in days of cost of sales;

Acquisition of tangible and intangible assets (capex): considers the historical average investment for the maintenance the existing assets when determining the cash flow;

Terminal value: calculated using the last year of the projections applying the perpetuity growth rate;

Discount rate: prepared as described in the accounting policy. The discount rate used was 11.34% per year as of December 31, 2023 (12.20% per year as of December 31, 2022); and

Perpetuity growth rate: the growth rate considered was 4.00% per year as of December 31, 2023 (4.40% per year as of December 31, 2022).

As a result of this analysis, there was no need to record a provision for impairment of these assets.

13.3	Commercial rights

Commercial rights are the right to operate stores, which refers to the rights acquired or allocated in business combinations. According to the Management’s understanding, commercial rights are considered recoverable, either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with defined and indefinite useful lives are tested following the assumptions described in note 12.1.1. The Company considered the discounted cash flow of the related store for the impairment test, that is, the store is the CGU.

As a result of this analysis, there was no need to record a provision for impairment of these assets.

13.4	Additions to intangible assets for cash flow presentation purpose are as follows

	2023	2022	2021
Additions	222	3,157	854
Financing of intangible assets – Additions	(175)	(3,130)	-
Financing of intangible assets – Payments	122	609	-
	169	636	854